Expected Credit Losses on Financial Assets and Reconciliation of carrying amount - ECLs measured using simplified approach (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 127,745,263	R$ 90,190,827
Evaluated at amortized cost | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,474,437	1,693,294
Evaluated at amortized cost | Securities trading and intermediation | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,487,639	1,107,051
Evaluated at amortized cost | Accounts Receivable | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	475,617	512,777
Evaluated at amortized cost | Others | Measured Using Simplified Approach
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	R$ 511,181	R$ 73,466